Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees(1)	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.10%	0.13%	0.34%	0.13%	0.06%	0.29%
Total Annual Fund Operating Expenses(2)	0.79%	1.57%	1.03%	0.57%	0.50%	0.73%
Fee Waiver(2)	0.05%	0.05%	0.09%	0.05%	0.06%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	1.52%	0.94%	0.52%	0.44%	0.69%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$260	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$160	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

3.	Under “Fees and Expenses” in the Additional information about the Funds section of the Fund’s Prospectus, the following bullet point is deleted:

•

For Janus Henderson Short-Term Bond Fund, Janus Capital has voluntarily agreed to waive the Fund’s investment advisory fee in the amount of 0.11%. This waiver will continue in effect until February 1, 2019, unless otherwise terminated, revised, or extended.

4.	Under “Management Expenses” in the Management of the Funds section of the Fund’s Prospectus, the following replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate(1) (%) (for the fiscal year ended June 30, 2018)
Janus Henderson Short-Term Bond Fund	All Asset Levels	0.44	0.44(2)
(1)

Janus Capital has agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that each Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed certain levels until at least November 1, 2019. Application of an expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

(2)	The Management Fee has been restated from 0.55% to 0.44% to reflect a new management fee rate, effective December 14, 2018.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.44%
Other Expenses	0.21%
Total Annual Fund Operating Expenses(2)	0.65%
Fee Waiver(2)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.58%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$66	$208	$362	$810

3.	Under “Fees and Expenses” in the Additional information about the Funds section of the Fund’s Prospectus, the following bullet point is deleted:

•

For Janus Henderson Short-Term Bond Fund, Janus Capital has voluntarily agreed to waive the Fund’s investment advisory fee in the amount of 0.11%. This waiver will continue in effect until February 1, 2019, unless otherwise terminated, revised, or extended.

4.	Under “Management Expenses” in the Management of the Funds section of the Fund’s Prospectus, the following replaces the corresponding information in its entirety:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)	Actual Investment Advisory Fee Rate(1) (%) (for the fiscal year ended June 30, 2018)
Janus Henderson Short-Term Bond Fund	All Asset Levels	0.44	0.44(2)
(1)

Janus Capital has agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that each Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed certain levels until at least November 1, 2019. Application of an expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the “Fees and Expenses of the Fund” table in each Fund Summary of the Prospectus, and additional information is included under “Expense Limitations” below. The waivers are not reflected in the contractual fee rates shown.

(2)	The Management Fee has been restated from 0.55% to 0.44% to reflect a new management fee rate, effective December 14, 2018.

Please retain this Supplement with your records.

2

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Supplement dated December 14, 2018

to Currently Effective Statement of Additional Information (“SAI”)

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%.

In response to the above changes, the Fund’s SAI is revised as follows:

1.	In the table under “Investment Adviser – Janus Capital Management LLC” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following replaces the corresponding information:

Fund Name	Average Daily Net Assets of the Fund	Contractual Investment Advisory Fees/Base Fees (%) (annual rate)
Fixed Income
Janus Henderson Short-Term Bond Fund	All Asset Levels	0.44

2.	Under “Expense Limitations” in the Investment Adviser and Subadvisers section of the Fund’s SAI, the following sentence is deleted from the first paragraph:

In addition, for Janus Henderson Short-Term Bond Fund, Janus Capital has voluntarily agreed to waive the Fund’s investment advisory fee in the amount of 0.11% until February 1, 2019, unless this waiver is otherwise terminated, revised, or extended.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees (may adjust up or down)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.28%	0.30%	0.62%	0.25%	0.15%	0.41%
Total Annual Fund Operating Expenses(1)	1.00%	1.77%	1.34%	0.72%	0.62%	0.88%
Fee Waiver(1)	0.13%	0.14%	0.31%	0.08%	0.09%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.87%	1.63%	1.03%	0.64%	0.53%	0.78%
(1)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	0.47%
Other Expenses	0.31%
Total Annual Fund Operating Expenses(1)	0.78%
Fee Waiver(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.67%
(1)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class R Shares
Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.12%	0.13%	0.38%	0.12%	0.03%	0.39%	0.30%
Acquired Fund(1) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.03%	1.79%	1.29%	0.78%	0.69%	1.55%	0.96%
Fee Waiver(2)	0.00%	0.00%	0.03%	0.00%	0.00%	0.04%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.03%	1.79%	1.26%	0.78%	0.69%	1.51%	0.96%
(1)

“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses), exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.63%
Other Expenses	0.29%
Acquired Fund(1) Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(2)	0.95%
Fee Waiver(2)	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.91%
(1)

“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.